RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of sales to related party

	For the years ended June 30,
	2021	2022	2023	2023
	RMB	RMB	RMB	US Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd. *	¥85,657	¥—	¥—	$—
Total revenue from a related party	¥85,657	¥—	¥—	$—

* The noncontrolling shareholder of Gan Su BHD owns 10% interests in Urumqi Yikeli Automatic Control Equipment Co., Ltd.

Schedule of prepaid expenses - related parties

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Founders	¥275,000	¥—	$—
Total prepaid expenses - related parties	¥275,000	¥—	$—

Schedule of leases from related parties

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	US Dollars
Nanjing Recon	One of the founders	April 1, 2022 - March 31, 2024	¥40,000	$5,516
BHD	One of the founders	January 1, 2023- Dec 31, 2023	31,667	4,367
BHD	One of the founders	January 1, 2023 - Dec 31, 2023	22,500	3,103